SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF ENTITIES JURISDICTION AND FUNCTIONAL CURRENCY

The following table presents the jurisdiction under which each entity in the group is incorporated and the functional currency of each entity:

Entity	Incorporating Jurisdiction	Functional Currency
POET Technologies Inc	Canada	Canadian dollars
ODIS	United States of America	US dollars
OPEL	United States of America	US dollars
BB Photonics	United States of America	US dollars
PTS	Singapore	Singapore dollar
POET Shenzhen	China	Renminbi
SPX	China	Renminbi

SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS

The following table outlines the classification of financial instruments under IFRS 9:

Financial Assets
Cash and cash equivalents	Amortized cost
Short-term investments	Amortized cost
Accounts receivable	Amortized cost
Deposit	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Contract liabilities	Amortized cost
Covid-19 government support loans	Amortized cost
Convertible debt	Amortized cost
Derivative warrant liability	Fair value through profit and loss (FVTPL)

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES

Property and equipment are recorded at cost. Depreciation is calculated based on the estimated useful life of the asset using the following method and useful lives:

Machinery and equipment	Straight Line, 5 years
Leasehold improvements	Straight Line, term of the lease
Office equipment	Straight Line, 3 - 5 years